Other Non-financial Assets - Summary of Other Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	$ 339,926,984	$ 183,813,357
Payments on behalf of third parties
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	17,863,988	14,182,471
Advances of fees to Directors and Syndics
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	2,163,613	43,755
Advances to Personnel
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	30,291,540	432,968
Tax Credits
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	120,371,077	37,829,672
Payments made in Advance
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	82,349,786	66,831,284
Advances for Purchase of Assets
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	6,476,466	9,857,022
Investment properties
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	12,581,719	12,535,022
Other Sundry Assets Measured at Cost
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	45,260,342	28,405,412
Assets Taken in Defense of Credits
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	475,900	475,902
Contract Assets
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	19,601,104	5,816,887
Others
Disclosure of Other Non Financial Assets [line items]
Other Non-financial Assets	$ 2,491,449	$ 7,402,962